STOCK-BASED COMPENSATION (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
Non-cash compensation through issuance of stock options	$ 15,133	$ 6,113	$ 36,379	$ 18,340	$ 24,453	$ 42,016
Stock Options Granted Prior To Fiscal Year 2010 [Member]
Non-cash compensation through issuance of stock options					0	17,056
Stock Options Granted During Fiscal Year 2010 [Member]
Non-cash compensation through issuance of stock options					$ 24,453	$ 24,960